Segment and Geographic Area Information - Revenue Percent by Major Customers (Detail) - Net Sales	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General Motors
Revenue, Major Customer [Line Items]
Customer accounted for ten percent or more of net sales	14.00%	17.00%	15.00%
Ford
Revenue, Major Customer [Line Items]
Customer accounted for ten percent or more of net sales	13.00%	13.00%	14.00%